NET INCOME (LOSS) PER SHARE (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Notes and other explanatory information [abstract]
Weighted number of shares	37,705,678	33,282,725
Loss attributable to equity holders of the Company	$ 3,134	$ 711
Weighted number of shares	1,356,991	709,933
Effect of potential dilutive ordinary shares	$ (303)
Weighted number of shares	39,062,669	33,992,658
Loss attributable to equity holders of the Company	$ 2,831	$ 711